Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 549,500,000	$ 633,855,000
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	3,285,196,000	3,203,655,000
Accounts receivable from related parties	218,285,000	193,225,000
Inventories	1,340,751,000	1,115,554,000
Prepaid expenses and other current assets	1,374,715,000	1,326,569,000
Deferred tax asset, current	216,127,000	245,354,000
Total current assets	6,984,574,000	6,718,212,000
Property, plant and equipment, net	3,425,574,000	3,290,180,000
Intangible assets	830,489,000	869,411,000
Goodwill	13,032,750,000	13,082,180,000
Deferred tax asset, non-current	140,938,000	141,052,000
Equity Method Investments	644,709,000	676,822,000
Other assets	474,452,000	603,124,000
Total assets	25,533,486,000	25,380,981,000
Current liabilities:
Accounts payable	627,828,000	573,184,000
Accounts payable to related parties	153,023,000	140,731,000
Accrued expenses and other current liabilities	2,503,137,000	2,197,245,000
Short-term borrowings and other financial liabilities	109,252,000	132,693,000
Short-term borrowings from related parties	19,052,000	5,357,000
Current portion of long-term debt and capital lease obligations	664,335,000	313,607,000
Income tax payable, current	72,819,000	79,687,000
Deferred tax liability, current	36,399,000	34,787,000
Total current liabilities	4,185,845,000	3,477,291,000
Long-term debt and capital lease obligations less current maturities	7,853,487,000	9,014,157,000
Other liabilities	465,625,000	411,976,000
Pension liabilities	585,328,000	642,318,000
Income tax payable, non-current	162,500,000	177,601,000
Deferred tax liability, non-current	756,333,000	804,609,000
Total liabilities	14,009,118,000	14,527,952,000
Noncontrolling interests subject to put provisions ending	1,028,368,000	824,658,000
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 311,104,251 issued and 303,555,300 outstanding	387,162,000	385,215,000
Treasury stock, at cost	(505,014,000)	(505,014,000)
Additional paid-in capital	3,470,308,000	3,546,075,000
Retained earnings	7,870,981,000	7,104,780,000
Accumulated other comprehensive (loss)	(1,336,295,000)	(1,087,743,000)
Total Company shareholders' equity	9,887,142,000	9,443,313,000
Noncontrolling interests not subject to put provisions	608,858,000	585,058,000
Total equity	10,496,000,000	10,028,371,000
Total liabilities and equity	$ 25,533,486,000	$ 25,380,981,000